Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of movement of the share options outstanding under the company's plan

	2024		2023
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$
Outstanding – Beginning of year	2,700,077	9.64	1,812,450	11.52
Granted	3,163,100	2.74	1,202,400	6.59
Forfeited	(516,354)	8.19	(314,773)	8.86
Expired	(117,454)	12.92	—	—
Outstanding – End of year	5,229,369	5.53	2,700,077	9.64
Exercisable – End of year	1,260,721	11.74	735,050	14.18

Schedule of share options outstanding

The following table summarizes the share options outstanding as at December 31, 2024:

		Options outstanding		Options exercisable
			Weighted		Weighted
			average		average
	Exercise		remaining contractual		remaining contractual
Grant date	price	Number	life (years)	Number	life (years)
	$
December 22, 2020	22.86	260,809	0.90	260,809	0.90
February 5, 2021	24.30	10,533	1.10	7,022	1.10
June 23, 2021	21.30	112,454	1.23	112,454	1.23
August 16, 2021	16.89	31,199	1.62	31,199	1.62
November 12, 2021	16.20	24,440	1.54	24,440	1.54
June 30, 2022	6.49	514,600	2.24	360,333	2.14
November 18, 2022	6.28	236,034	2.80	159,732	2.75
April 3, 2023	6.59	914,200	3.26	304,732	3.26
April 3, 2024	2.88	327,700	4.25	—	—
July 4, 2024	2.72	2,797,400	4.51	—	—
	5.53	5,229,369	3.68	1,260,721	2.12

Schedule of measurement at fair value determined by the Black-Scholes option pricing model

	2024	2023
Dividend per share	—	—
Expected volatility	66%	66%
Risk-free interest rate	3.7%	3.2%
Expected life	4 years	4 years
Weighted average share price	$2.74	$6.59
Weighted average fair value of options granted	$1.45	$3.43

Schedule of information about DSU and RSU

	2024		2023
	DSU(i)	RSU	DSU(i)	RSU
Outstanding – Beginning of year	294,713	1,078,285	206,426	1,054,194
Granted	363,250	492,200	99,170	261,900
Settled	—	(102,583)	(10,883)	(95,459)
Forfeited	(51,500)	(248,777)	—	(142,350)
Outstanding – End of year	606,463	1,219,125	294,713	1,078,285
Vested – End of year	374,713	—	195,543	—
(i)	Unless otherwise approved by the board of directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Company’s shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities.